Cash and Due from banks at amortized cost (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Due from banks at amortized cost [Abstract]
Cash and Due from banks at amortized cost

(a)	Cash and due from banks at amortized cost as of December 31, 2018 and 2019 are as follows:

	2018		2019
Cash and cash equivalents	~~W~~	2,617,231	2,582,886
Deposits in won:
Reserve deposits		2,360,416	13,840,988
Time deposits		1,346,015	1,413,964
Other		2,271,812	1,890,541

		5,978,243	17,145,493

Deposits in foreign currency:
Deposits		5,045,513	5,616,049
Time deposits		2,791,486	2,393,885
Other		930,977	697,505

		8,767,976	8,707,439

Allowance for credit losses		(14,824)	(12,074)

	~~W~~	17,348,626	28,423,744

Restricted due from banks at amortized cost
(b)	Restricted due from banks at amortized cost as of December 31, 2018 and 2019 are as follows:

	2018		2019
Deposits denominated in won:
Reserve deposits	~~W~~	2,360,416	13,840,988
Other		2,182,119	1,081,698

		4,542,535	14,922,686
Deposits denominated in foreign currency		1,632,971	1,584,239

	~~W~~	6,175,506	16,506,925